Annual Fund Operating Expenses - TCW Relative Value Large Cap Fund	Mar. 01, 2021
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.20%
Total Annual Fund Operating Expenses	0.80%
Fee Waiver and/or Expense Reimbursement	0.10%	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%	[1]
Class N
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.47%
Total Annual Fund Operating Expenses	1.32%
Fee Waiver and/or Expense Reimbursement	0.42%	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	[1]

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.70% of average daily net assets with respect to Class I shares and 0.90% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.